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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835


                            Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Value Fund
           SCHEDULE OF INVESTMENTS 12/31/2007 (unaudited)

Shares                                                       Value

           COMMON STOCKS - 97.4 %
           Energy - 20.6 %
           Integrated Oil & Gas - 12.5 %
1,857,025  Chevron Corp.                                    $173,316,143
1,742,308  ConocoPhillips                                    153,845,796
1,565,338  USX-Marathon Group, Inc.                          95,266,471
                                                            $422,428,410
           Oil & Gas Equipment & Services - 2.2 %
1,050,000  Weatherford International, Inc. *                $72,030,000
           Oil & Gas Exploration & Production - 5.9 %
1,235,000  Apache Corp.                                     $132,811,900
750,000    Devon Energy Corp.                                66,682,500
                                                            $199,494,400
           Total Energy                                     $693,952,810
           Materials - 2.7 %
           Diversified Metals & Mining - 1.1 %
368,141    Freeport-McMoRan Copper & Gold, Inc. (Class B)   $37,712,364
           Gold - 1.6 %
1,120,866  Newmont Mining Corp.                             $54,731,887
           Total Materials                                  $92,444,251
           Capital Goods - 4.7 %
           Industrial Conglomerates - 4.7 %
1,139,960  3M Co.                                           $96,121,427
1,665,510  General Electric Co.                              61,740,456
                                                            $157,861,883
           Total Capital Goods                              $157,861,883
           Transportation - 0.1 %
           Railroads - 0.1 %
36,703     Norfolk Southern Corp.                           $1,851,299
           Total Transportation                             $1,851,299
           Retailing - 5.1 %
           Apparel Retail - 2.7 %
4,234,743  Gap, Inc.                                        $90,115,331
           Home Improvement Retail - 0.9 %
1,131,140  Home Depot, Inc. (b)                             $30,472,912
           Internet Retail - 1.5 %
1,588,659  Expedia, Inc. *                                  $50,233,398
           Total Retailing                                  $170,821,641
           Food & Drug Retailing - 4.1 %
           Food Retail - 1.7 %
2,188,070  Kroger Co.                                       $58,443,350
           Hypermarkets & Supercenters - 2.4 %
1,664,454  Wal-Mart Stores, Inc.                            $79,111,499
           Total Food & Drug Retailing                      $137,554,849
           Food Beverage & Tobacco - 7.0 %
           Packaged Foods & Meats - 1.4 %
860,138    General Mills, Inc.                              $49,027,866
           Tobacco - 5.6 %
1,744,736  Altria Group, Inc.                               $131,867,147
850,000    Reynolds American, Inc.                           56,066,000
                                                            $187,933,147
           Total Food Beverage & Tobacco                    $236,961,013
           Household & Personal Products - 0.2 %
           Household Products - 0.2 %
100,360    Kimberly-Clark Corp.                             $6,958,962
           Total Household & Personal Products              $6,958,962
           Health Care Equipment & Services - 1.8 %
           Managed Health Care - 1.8 %
700,000    Wellpoint, Inc. *                                $61,411,000
           Total Health Care Equipment & Services           $61,411,000
           Pharmaceuticals & Biotechnology - 19.4 %
           Pharmaceuticals - 19.4 %
7,273,204  Bristol-Myers Squibb Co.                         $192,885,370
1,300,000  Eli Lilly & Co.                                   69,407,000
3,512,805  Merck & Co., Inc.                                 204,129,099
7,096,214  Schering-Plough Corp.                             189,043,141
                                                            $655,464,610
           Total Pharmaceuticals & Biotechnology            $655,464,610
           Diversified Financials - 5.4 %
           Consumer Finance - 1.4 %
2,996,764  The First Marblehead Corp.                       $45,850,489
           Investment Banking & Brokerage - 2.5 %
2,731,966  Invesco, Ltd.                                    $85,729,093
           Diversified Financial Services - 1.5 %
1,196,159  Bank of America Corp.                            $49,353,520
           Total Diversified Financials                     $180,933,102
           Insurance - 6.7 %
           Life & Health Insurance - 4.1 %
5,862,203  Unum Group                                       $139,461,809
           Multi-Line Insurance - 2.6 %
1,471,086  American International Group, Inc.               $85,764,314
           Total Insurance                                  $225,226,123
           Technology Hardware & Equipment - 10.8 %
           Communications Equipment - 4.1 %
3,578,107  Nokia Corp. (A.D.R.)                             $137,363,528
           Computer Hardware - 6.7 %
3,166,869  Dell, Inc. *                                     $77,619,959
1,711,215  Hewlett-Packard Co.                               86,382,133
577,685    IBM Corp. *                                       62,447,749
                                                            $226,449,841
           Total Technology Hardware & Equipment            $363,813,369
           Telecommunication Services - 6.6 %
           Integrated Telecommunication Services - 6.6 %
2,130,290  AT&T Corp.                                       $88,534,852
3,058,880  Verizon Communications, Inc.                      133,642,467
                                                            $222,177,319
           Total Telecommunication Services                 $222,177,319
           Utilities - 2.4 %
           Electric Utilities - 2.4 %
1,499,243  Edison International (b)                         $80,014,599
           Total Utilities                                  $80,014,599
           TOTAL COMMON STOCKS
           (Cost  $2,741,431,452)                           $3,287,446,830
           TEMPORARY CASH INVESTMENTS - 3.4 %
           Repurchase Agreements - 2.3 %
4,710,000  Bank of America Corp., 4.29%, dated 12/31/07, repurchase price of $4,710,000 plus accrued interest on 1/2/08 collateralized by the following: $194,499 Freddie Mac Giant, 5.0%, 7/1/35, $2,227,573 Freddie Mac Giant, 6.0%, 9/1/37, $1,327,134
           Freddie Mac, 5.6%, 10/17/13,  $688,350  Freddie Mac Discount
           Note, 0.0%, 2/20/08, $656,769  U.S. Treasury Bond
           Strip, 0.0%, 5/15/21                             $4,710,000

72,760,000 J.P. Morgan Chase & Co., 4.0%, dated 12/31/07, repurchase price of $72,760,000 plus accrued interest on 1/2/08 collateralized by the following: $72,247,373 U.S. Treasury Bill, 0.0%, 6/19/08, $1,942,786 Tennessee Valley Authority, 7.125%, 5/1/30, $507,903 Tennessee Valley Authority,
           6.79%, 5/23/12
                                                             72,760,000
           Total Repurchase Agreements                      $77,470,000
           Security Lending Collateral - 1.1 %
38,791,847 Securities Lending Investment Fund, 5.19%        $38,791,847
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $116,261,847)                             $116,261,847
           TOTAL INVESTMENT IN SECURITIES
           (Cost  $2,857,693,298) (a)                       $3,403,708,677
           OTHER ASSETS AND LIABILITIES                     $9,945,800
           TOTAL NET ASSETS - 100.0%                        $3,374,862,630

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,867,850,769 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cos $625,077,021

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (89,219,114)

           Net unrealized gain                              $  535,857,907

(b)        At December 31, 2007, the following securities
           were out on loan:
Shares                        Description                    Value
   202,509 Edison International                             $10,807,905
 1,012,221 Home Depot, Inc.                                  27,269,234
           Total                                            $38,077,139



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.